Merchant Cash Advances and Loans Receivable (Tables)	12 Months Ended
Dec. 31, 2018
Receivables [Abstract]
Schedule of Merchant Cash Advances and Loans Receivable
Activity in the allowance for doubtful accounts was as follows:

	Years ended
	December 31, 2018 $	December 31, 2017 $
Balance, beginning of the year	1,642	113
Provision for uncollectible receivables	1,355	1,529
Write-offs	(1,974)	—
Balance, end of the year	1,023	1,642

	December 31, 2018 $	December 31, 2017 $	December 31, 2016 $
Unbilled revenues	12,653	7,616	2,293
Trade receivables	11,191	7,073	2,818
Accrued interest	5,109	2,015	896
Leasehold incentives receivable	4,411	1,607	1,452
Other receivables	7,983	3,628	2,140
	41,347	21,939	9,599

	December 31, 2018	December 31, 2017	December 31, 2016
	$	$	$
Merchant cash advances and loans receivable, gross	94,612	49,143	12,924
Allowance for uncollectible merchant cash advances and loans receivable	(2,739)	(2,042)	(1,028)
Merchant cash advances and loans receivable, net	91,873	47,101	11,896

The following table summarizes the activities of the Company’s allowance for uncollectible merchant cash advances and loans receivable:

	Years ended
	December 31, 2018	December 31, 2017
	$	$
Balance, beginning of the year	2,042	1,028
Provision for uncollectible merchant cash advances and loans receivable	5,922	2,606
Merchant cash advances and loans receivable charged off, net of recoveries	(5,225)	(1,592)
Balance, end of the year	2,739	2,042